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Schedules of Investments
(unaudited)
Putnam Emerging Markets Equity Fund 2
Putnam Focused Equity Fund 6
Putnam Global Technology Fund 10
Notes to Schedules of Investments 14

Putnam Funds Trust
Schedule of Investments (unaudited), May 31, 2026
Putnam Emerging Markets Equity Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.3%
Aerospace & Defense 0.8%
Embraer SA ....................................... Brazil 463,800 $ 6,746,617
Automobiles 2.3%
Kia Corp. ......................................... South Korea 61,695 6,920,956
Mahindra & Mahindra Ltd. ............................. India 339,462 10,875,869
17,796,825
Banks 11.2%
Al Rajhi Bank ...................................... Saudi Arabia 634,472 11,370,314
Bank of China Ltd. , H ................................ China 24,392,000 16,214,651
CTBC Financial Holding Co. Ltd. ........................ Taiwan 5,911,000 11,416,115
Grupo Financiero Banorte SAB de CV , O .................. Mexico 707,424 7,377,008
HSBC Holdings plc .................................. United Kingdom 268,000 5,000,296
ICICI Bank Ltd. ..................................... India 935,814 12,370,756
KB Financial Group, Inc. .............................. South Korea 122,924 12,315,353
National Bank of Greece SA ........................... Greece 331,379 5,732,715
OTP Bank Nyrt. ..................................... Hungary 71,911 9,873,770
91,670,978
Broadline Retail 2.8%
Alibaba Group Holding Ltd. ............................ China 1,466,000 22,729,100
Capital Markets 2.4%
a
HDFC Asset Management Co. Ltd. , 144A , Reg S ........... India 180,826 5,088,748
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 156,200 7,975,566
Korea Investment Holdings Co. Ltd. ..................... South Korea 38,766 6,134,507
19,198,821
Communications Equipment 0.9%
Accton Technology Corp. .............................. Taiwan 90,000 6,886,293
Construction & Engineering 0.8%
Larsen & Toubro Ltd. ................................. India 156,331 6,712,037
Consumer Staples Distribution & Retail 0.3%
Raia Drogasil SA .................................... Brazil 694,800 2,574,226
Electrical Equipment 3.9%
Contemporary Amperex Technology Co. Ltd. , A ............. China 125,600 7,876,008
GE Vernova T&D India Ltd. ............................ India 221,164 11,986,158
Harbin Electric Co. Ltd. , H ............................. China 1,126,000 2,826,717
Hyosung Heavy Industries Corp. ........................ South Korea 1,366 3,348,407
Sieyuan Electric Co. Ltd. , A ............................ China 153,200 4,577,130
30,614,420
Electronic Equipment, Instruments & Components 4.3%
Chroma ATE, Inc. ................................... Taiwan 86,000 6,843,183
Elite Material Co. Ltd. ................................ Taiwan 62,000 10,020,597
Hon Hai Precision Industry Co. Ltd. ...................... Taiwan 480,000 4,393,824
Samsung Electro-Mechanics Co. Ltd. .................... South Korea 9,981 14,109,010
35,366,614
Financial Services 2.1%
b
Aditya Birla Capital Ltd. ............................... India 1,932,226 7,387,355
FirstRand Ltd. ...................................... South Africa 1,639,974 9,333,640
16,720,995
Health Care Providers & Services 0.9%
Apollo Hospitals Enterprise Ltd. ......................... India 83,691 7,200,802

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Emerging Markets Equity Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Independent Power and Renewable Electricity Producers 1.3%
NTPC Ltd. ......................................... India 2,486,677 $ 10,124,410
Industrial Conglomerates 1.0%
b
SK Square Co. Ltd. .................................. South Korea 9,539 7,909,919
Insurance 3.2%
China Pacific Insurance Group Co. Ltd. , H ................. China 2,538,400 10,189,611
Powszechny Zaklad Ubezpieczen SA .................... Poland 400,530 7,112,765
b
Rasan Information Technology Co. ...................... Saudi Arabia 201,298 8,083,891
25,386,267
Interactive Media & Services 3.9%
Tencent Holdings Ltd. ................................ China 579,000 31,458,005
Life Sciences Tools & Services 1.0%
a
WuXi AppTec Co. Ltd. , H , 144A , Reg S ................... China 503,723 8,387,394
Machinery 0.8%
Weichai Power Co. Ltd. , A ............................. China 1,253,300 6,547,274
Metals & Mining 2.8%
Anglogold Ashanti plc ................................ Australia 109,903 10,514,575
China Hongqiao Group Ltd. ............................ China 1,424,500 5,107,743
Zijin Mining Group Co. Ltd. , H .......................... China 1,780,000 7,462,153
23,084,471
Oil, Gas & Consumable Fuels 1.5%
PetroChina Co. Ltd. , H ............................... China 8,720,000 12,122,049
Personal Care Products 0.8%
APR Corp. ........................................ South Korea 23,326 6,121,721
Semiconductors & Semiconductor Equipment 26.3%
ASE Technology Holding Co. Ltd. ....................... Taiwan 662,000 12,647,742
MediaTek, Inc. ..................................... Taiwan 84,000 11,419,935
b
Nanya Technology Corp. .............................. Taiwan 362,000 3,927,782
NAURA Technology Group Co. Ltd. , A .................... China 82,415 7,675,614
SK Hynix, Inc. ...................................... South Korea 32,835 51,124,357
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 1,704,889 126,307,274
213,102,704
Technology Hardware, Storage & Peripherals 11.4%
Asia Vital Components Co. Ltd. ......................... Taiwan 118,000 9,950,524
Lenovo Group Ltd. .................................. China 832,000 2,549,717
Samsung Electronics Co. Ltd. .......................... South Korea 383,944 80,549,013
93,049,254
Transportation Infrastructure 1.3%
International Container Terminal Services, Inc. .............. Philippines 876,550 10,710,127
Water Utilities 1.3%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP .. Brazil 1,849,562 10,247,744
Wireless Telecommunication Services 4.0%
Bharti Airtel Ltd. .................................... India 551,126 10,603,808
Etihad Etisalat Co. .................................. Saudi Arabia 398,920 6,697,213
Far EasTone Telecommunications Co. Ltd. ................ Taiwan 1,540,000 4,659,704
MTN Group Ltd. .................................... South Africa 428,191 5,714,088
TIM SA ........................................... Brazil 1,135,200 4,928,265
32,603,078
Total Common Stocks (Cost $ 515,580,725 ) ...................................
755,072,145

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Emerging Markets Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 1.6%
Banks 1.6%
c
Itau Unibanco Holding SA , 4 .53% ....................... Brazil 1,633,299 $ 12,963,950
Total Preferred Stocks (Cost $ 10,996,894 ) ....................................
12,963,950
Total Long Term Investments (Cost $ 526,577,619 ) .............................
768,036,095
a
Short Term Investments 6.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.3%
d ,e
U.S. Treasury Bills ,
3.55%, 7/16/26 ................................... United States 1,500,000 1,493,232
3.67%, 10/22/26 ................................... United States 500,000 492,763
1,985,995
Total U.S. Government and Agency Securities (Cost $ 1,986,080 ) ................
1,985,995
Shares
Management Investment Companies 5.7%
f,g
Putnam Short Term Investment Fund , Class P , 3.801% ....... United States 46,529,533 46,529,533
Total Management Investment Companies (Cost $ 46,529,533 ) ..................
46,529,533
Total Short Term Investments (Cost $ 48,515,613 ) ..............................
48,515,528
a
Total Investments (Cost $ 575,093,232 ) 100.9% ................................
$816,551,623
Other Assets, less Liabilities (0.9) % .........................................
(6,930,002)
Net Assets 100.0% .........................................................
$809,621,621
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $13,476,142, representing 1.7% of net assets.
b
Non-income producing.
c
Variable rate security. The rate shown represents the yield at period end.
d
The rate shown represents the yield at period end.
e
A portion or all of the security has been segregated as collateral for certain derivative contracts. At May 31, 2026, the aggregate value of these securities pledged amounted to $1,909,841, representing 0.2% of net assets.
f
See Note
3
regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Emerging Markets Equity Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At May 31, 2026, the Fund had the following futures contracts outstanding.
See Abbreviations on page 18 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI Emerging Markets Index .................. Long 293 $ 25,615,525 6/19/26 $ 929,924
Total Futures Contracts ...................................................................... $929,924
*
As of period end.

Putnam Funds Trust
Schedule of Investments (unaudited), May 31, 2026
Putnam Focused Equity Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.3%
Aerospace & Defense 2.6%
a
Boeing Co. (The) ................................... United States 49,900 $ 11,534,385
Northrop Grumman Corp. ............................. United States 15,640 8,815,955
20,350,340
Automobiles 2.1%
a
Tesla, Inc. ......................................... United States 37,163 16,195,264
Banks 2.4%
Citigroup, Inc. ...................................... United States 149,067 18,767,535
Beverages 2.5%
Coca-Cola Co. (The) ................................. United States 248,421 19,627,743
Biotechnology 1.5%
AbbVie, Inc. ....................................... United States 54,400 11,843,968
Broadline Retail 6.0%
a
Amazon.com, Inc. ................................... United States 174,780 47,302,459
Building Products 1.5%
Trane Technologies plc ............................... United States 25,820 11,652,566
Capital Markets 2.7%
Charles Schwab Corp. (The) ........................... United States 244,162 21,327,551
Communications Equipment 2.3%
Cisco Systems, Inc. ................................. United States 148,535 17,886,585
Construction Materials 1.4%
CRH plc .......................................... United States 98,800 10,748,452
Consumer Finance 2.0%
Capital One Financial Corp. ........................... United States 83,267 15,648,367
Electric Utilities 1.0%
NRG Energy, Inc. ................................... United States 60,700 8,138,656
Financial Services 4.3%
Apollo Global Management, Inc. ........................ United States 154,959 19,944,773
Visa, Inc. , A ........................................ United States 42,539 13,883,028
33,827,801
Health Care Equipment & Supplies 1.2%
a
Boston Scientific Corp. ............................... United States 196,600 9,497,746
Health Care Providers & Services 1.4%
UnitedHealth Group, Inc. .............................. United States 28,240 10,739,954
Hotels, Restaurants & Leisure 2.8%
Hilton Worldwide Holdings, Inc. ......................... United States 13,338 4,370,329
McDonald's Corp. ................................... United States 34,702 9,688,799
a
Viking Holdings Ltd. ................................. United States 82,500 7,599,075
21,658,203
Industrial Conglomerates 2.0%
Honeywell International, Inc. ........................... United States 64,500 15,341,970
Industrial REITs 0.9%
Prologis, Inc. ....................................... United States 47,366 6,795,600
Insurance 1.4%
American International Group, Inc. ...................... United States 151,936 11,278,209
Interactive Media & Services 9.6%
Alphabet, Inc. , A .................................... United States 135,476 51,526,942

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Focused Equity Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services (continued)
Meta Platforms, Inc. , A ............................... United States 37,213 $ 23,537,595
75,064,537
Life Sciences Tools & Services 1.4%
Thermo Fisher Scientific, Inc. .......................... United States 22,380 11,022,374
Machinery 0.7%
Ingersoll Rand, Inc. .................................. United States 78,400 5,616,576
Multi-Utilities 0.9%
Ameren Corp. ...................................... United States 67,500 7,287,975
Oil, Gas & Consumable Fuels 2.9%
ConocoPhillips ..................................... United States 63,300 7,214,934
Exxon Mobil Corp. ................................... United States 106,500 15,470,190
22,685,124
Pharmaceuticals 2.5%
Eli Lilly & Co. ...................................... United States 17,460 19,293,300
Semiconductors & Semiconductor Equipment 21.7%
a
Advanced Micro Devices, Inc. .......................... United States 37,900 19,560,190
Analog Devices, Inc. ................................. United States 40,780 16,876,803
Broadcom, Inc. ..................................... United States 84,986 37,969,195
Lam Research Corp. ................................. United States 68,500 21,795,330
Marvell Technology, Inc. .............................. United States 20,800 4,264,000
Micron Technology, Inc. ............................... United States 11,560 11,224,760
NVIDIA Corp. ...................................... United States 280,187 59,158,683
170,848,961
Software 7.6%
Microsoft Corp. ..................................... United States 121,840 54,857,242
Oracle Corp. ....................................... United States 20,480 4,623,974
59,481,216
Specialty Retail 1.3%
Home Depot, Inc. (The) ............................... United States 31,277 9,919,188
Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc. ........................................ United States 166,298 51,894,954
Trading Companies & Distributors 1.1%
United Rentals, Inc. .................................. United States 8,740 8,702,156
Total Common Stocks (Cost $ 477,166,471 ) ...................................
770,445,330
Short Term Investments 1.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.1%
b,c
U.S. Treasury Bills , 3 .55% , 7/16/26 ...................... United States 700,000 696,841
Total U.S. Government and Agency Securities (Cost $ 696,896 ) ..................
696,841

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Focused Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At May 31, 2026 , the Fund had the following forward exchange contracts outstanding.
Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 0.9%
d,e
Putnam Short Term Investment Fund , Class P , 3.801% ....... United States 7,367,107 $ 7,367,107
Total Management Investment Companies (Cost $ 7,367,107 ) ...................
7,367,107
Total Short Term Investments (Cost $ 8,064,003 ) ...............................
8,063,948
a
Total Investments (Cost $ 485,230,474 ) 99.3% .................................
$778,509,278
Other Assets, less Liabilities 0.7% ...........................................
5,216,613
Net Assets 100.0% .........................................................
$783,725,891
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
The rate shown represents the yield at period end.
c
A portion or all of the security has been segregated as collateral for certain derivative contracts. At May 31, 2026, the value of this security pledged amounted to $376,294, representing less than 0.1% of net assets.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... CITI Buy 2,306,800 3,053,637 6/17/26 $ 52,837 $ —
British Pound ...... GSCO Sell 2,323,600 3,075,819 6/17/26 — (53,279)
British Pound ...... MSCO Sell 704,500 938,734 6/17/26 — (9,988)
British Pound ...... SSBT Sell 3,912,800 5,204,137 6/17/26 — (65,072)
British Pound ...... TDOM Buy 5,367,500 7,138,936 6/17/26 89,259 —
British Pound ...... WPAC Sell 733,000 970,321 6/17/26 — (16,780)
Euro ............. BOFA Buy 12,682,400 14,577,912 6/17/26 224,698 —
Euro ............. CITI Sell 7,948,800 9,136,868 6/17/26 — (140,791)
Euro ............. JPHQ Sell 2,021,300 2,337,793 6/17/26 — (21,422)
Euro ............. MSCO Buy 5,183,900 5,992,096 6/17/26 58,435 —
Euro ............. SSBT Sell 6,292,700 7,258,296 6/17/26 — (86,401)
Euro ............. WPAC Sell 982,600 1,129,452 6/17/26 — (17,417)
Canadian Dollar .... BOFA Sell 859,600 624,432 7/15/26 — (272)
Canadian Dollar .... CITI Sell 471,600 342,511 7/15/26 — (219)
Canadian Dollar .... GSCO Sell 3,237,900 2,351,971 7/15/26 — (1,136)
Canadian Dollar .... MSCO Buy 4,790,300 3,479,532 7/15/26 1,764 —
Canadian Dollar .... SSBT Buy 592,300 430,245 7/15/26 202 —
Canadian Dollar .... UBSW Sell 8,133,000 5,907,687 7/15/26 — (2,880)
Canadian Dollar .... WPAC Buy 10,515,300 7,624,014 7/15/26 17,862 —
Canadian Dollar .... WPAC Sell 3,171,800 2,304,005 7/15/26 — (1,065)
Hong Kong Dollar ... BOFA Sell 21,592,500 2,765,779 8/12/26 3,700 —
Hong Kong Dollar ... CITI Sell 52,817,000 6,764,600 8/12/26 8,329 —
Hong Kong Dollar ... GSCO Buy 22,639,000 2,899,908 8/12/26 — (3,961)
Hong Kong Dollar ... HSBK Buy 22,855,900 2,927,354 8/12/26 — (3,662)
Hong Kong Dollar ... JPHQ Sell 13,820,600 1,770,116 8/12/26 2,206 —
Hong Kong Dollar ... MSCO Sell 16,141,300 2,067,347 8/12/26 2,577 —
Hong Kong Dollar ... SSBT Buy 65,110,400 8,340,246 8/12/26 — (11,423)

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Focused Equity Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 18 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Hong Kong Dollar ... WPAC Sell 12,290,200 1,574,254 8/12/26 $ 2,110 $ —
Total Forward Exchange Contracts ................................................... $463,979 $(435,768)
Net unrealized appreciation (depreciation) ............................................ $28,211
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Funds Trust
Schedule of Investments (unaudited), May 31, 2026
Putnam Global Technology Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.5%
Broadline Retail 2.3%
a
Amazon.com, Inc. ................................... United States 169,175 $ 45,785,522
Communications Equipment 3.3%
Cisco Systems, Inc. ................................. United States 545,504 65,689,592
Construction & Engineering 0.8%
Acter Group Corp. Ltd. ............................... Taiwan 493,000 15,530,108
Electronic Equipment, Instruments & Components 3.1%
a
Coherent Corp. ..................................... United States 63,282 22,874,545
Yageo Corp. ....................................... Taiwan 1,652,000 38,435,473
61,310,018
Entertainment 0.6%
a
Netflix, Inc. ........................................ United States 128,127 11,021,484
IT Services 6.6%
Accenture plc , A .................................... United States 123,066 23,021,957
a
GDS Holdings Ltd. , ADR .............................. China 540,754 19,169,729
a
Snowflake, Inc. , A ................................... United States 340,054 86,900,800
129,092,486
Machinery 0.8%
NGK Corp. ........................................ Japan 382,400 15,145,643
Semiconductors & Semiconductor Equipment 50.4%
a
Advanced Micro Devices, Inc. .......................... United States 117,253 60,514,273
ASE Technology Holding Co. Ltd. ....................... Taiwan 1,197,000 22,869,104
ASML Holding NV ................................... Netherlands 56,059 90,643,711
Broadcom, Inc. ..................................... United States 209,618 93,651,034
Infineon Technologies AG ............................. Germany 568,088 53,863,591
Lam Research Corp. ................................. United States 146,926 46,748,915
Marvell Technology, Inc. .............................. United States 337,174 69,120,670
NVIDIA Corp. ...................................... United States 1,517,903 320,490,039
SK Hynix, Inc. ...................................... South Korea 38,831 60,460,177
STMicroelectronics NV ............................... Singapore 628,158 42,986,713
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 1,730,000 128,167,631
989,515,858
Software 14.5%
a
AppLovin Corp. , A ................................... United States 30,517 18,709,667
Microsoft Corp. ..................................... United States 385,594 173,609,843
Oracle Corp. ....................................... United States 249,525 56,337,754
a
Palantir Technologies, Inc. , A ........................... United States 104,576 16,370,327
a
Tyler Technologies, Inc. ............................... United States 61,333 19,206,429
284,234,020
Technology Hardware, Storage & Peripherals 11.1%
Apple, Inc. ........................................ United States 597,616 186,492,049
Wiwynn Corp. ...................................... Taiwan 179,000 30,596,258
217,088,307
Total Common Stocks (Cost $ 869,710,450 ) ...................................
1,834,413,038

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Global Technology Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 5.8%
Technology Hardware, Storage & Peripherals 5.8%
b
Samsung Electronics Co. Ltd. , 0 .83% .................... South Korea 845,982 $ 113,186,947
Total Preferred Stocks (Cost $ 44,473,471 ) ....................................
113,186,947
Principal
Amount
*
U.S. Government and Agency Securities 0.0%
†
c ,d
U.S. Treasury Bonds , Index Linked, 2.125%, 2/15/54 ......... United States 157,000 138,723
Total U.S. Government and Agency Securities (Cost $ 138,723 ) ..................
138,723
Total Long Term Investments (Cost $ 914,322,644 ) .............................
1,947,738,708
a
Short Term Investments 0.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.1%
e,f
U.S. Treasury Bills , 3 .55% , 7/16/26 ...................... United States 3,000,000 2,986,463
Total U.S. Government and Agency Securities (Cost $ 2,986,663 ) ................
2,986,463
Shares
Management Investment Companies 0.4%
g,h
Putnam Short Term Investment Fund , Class P , 3.801% ....... United States 7,625,218 7,625,218
Total Management Investment Companies (Cost $ 7,625,218 ) ...................
7,625,218
Total Short Term Investments (Cost $ 10,611,881 ) ..............................
10,611,681
a
Total Investments (Cost $ 924,934,525 ) 99.8% .................................
$1,958,350,389
Other Assets, less Liabilities 0.2% ...........................................
2,464,551
Net Assets 100.0% .........................................................
$1,960,814,940
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Variable rate security. The rate shown represents the yield at period end.
c
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
d
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
e
The rate shown represents the yield at period end.
f
A portion or all of the security has been segregated as collateral for certain derivative contracts. At May 31, 2026, the value of this security pledged amounted to $827,251, representing less than 0.1% of net assets.
g
See Note 3 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Global Technology Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At May 31, 2026, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... TDOM Buy 1,427,900 1,899,150 6/17/26 $ 23,745 $ —
Euro ............. BOFA Sell 7,924,000 9,108,321 6/17/26 — (140,392)
Euro ............. BZWS Sell 6,579,000 7,562,297 6/17/26 — (116,562)
Euro ............. CITI Sell 25,023,400 29,296,772 6/17/26 140,186 (50,159)
Euro ............. GSCO Sell 21,114,000 24,363,883 6/17/26 28,739 (308,638)
Euro ............. HSBK Buy 21,847,900 25,243,390 6/17/26 256,984 —
Euro ............. HSBK Sell 7,718,500 9,107,690 6/17/26 98,832 —
Euro ............. JPHQ Buy 261,500 302,445 6/17/26 2,771 —
Euro ............. JPHQ Sell 11,863,600 13,849,273 6/17/26 46,598 (44,249)
Euro ............. MSCO Buy 16,184,400 18,900,571 6/17/26 13,779 (24,285)
Euro ............. MSCO Sell 32,711,500 37,909,394 6/17/26 — (270,727)
Euro ............. SSBT Sell 3,008,300 3,469,915 6/17/26 — (41,305)
Euro ............. TDOM Sell 20,116,800 23,204,829 6/17/26 — (275,044)
Euro ............. UBSW Buy 10,025,500 11,563,662 6/17/26 137,874 —
Euro ............. WPAC Buy 5,027,900 5,858,217 6/17/26 10,234 —
Euro ............. WPAC Sell 12,572,600 14,451,600 6/17/26 — (222,854)
Swedish Krona ..... MSCO Buy 26,263,000 2,824,373 6/17/26 22,286 —
Canadian Dollar .... BOFA Buy 3,127,300 2,271,740 7/15/26 990 —
Canadian Dollar .... GSCO Sell 5,361,700 3,894,674 7/15/26 — (1,882)
Canadian Dollar .... JPHQ Buy 7,370,700 5,354,099 7/15/26 2,474 —
Canadian Dollar .... MSCO Buy 2,625,000 1,906,722 7/15/26 967 —
Canadian Dollar .... SSBT Buy 6,362,300 4,621,555 7/15/26 2,176 —
Canadian Dollar .... UBSW Buy 3,486,900 2,532,831 7/15/26 1,235 —
Canadian Dollar .... WPAC Buy 3,181,400 2,310,979 7/15/26 1,068 —
Israeli New Shekel .. GSCO Buy 4,934,900 1,612,001 7/15/26 138,742 —
Israeli New Shekel .. HSBK Buy 5,015,800 1,638,271 7/15/26 141,174 —
Israeli New Shekel .. SSBT Buy 6,230,100 2,036,042 7/15/26 174,197 —
Chinese Yuan ...... BOFA Sell 29,789,900 4,410,005 8/12/26 — (15,998)
Chinese Yuan ...... CITI Sell 44,918,300 6,649,391 8/12/26 — (24,299)
Chinese Yuan ...... HSBK Sell 26,952,900 3,989,742 8/12/26 — (14,758)
Chinese Yuan ...... JPHQ Buy 40,255,400 5,959,770 8/12/26 21,134 —
Chinese Yuan ...... SSBT Buy 45,945,700 6,813,764 8/12/26 12,571 —
Chinese Yuan ...... SSBT Sell 32,458,100 4,804,917 8/12/26 — (17,512)
Chinese Yuan ...... TDOM Sell 33,062,100 4,894,826 8/12/26 — (17,342)
Chinese Yuan ...... UBSW Buy 73,560,200 10,890,355 8/12/26 38,776 —
Hong Kong Dollar ... BZWS Buy 24,525,300 3,140,905 8/12/26 — (3,666)
Hong Kong Dollar ... CITI Sell 37,429,800 4,793,866 8/12/26 5,903 —
Hong Kong Dollar ... GSCO Sell 2,663,400 341,164 8/12/26 466 —
Hong Kong Dollar ... HSBK Buy 78,970,000 10,114,374 8/12/26 — (12,652)
Hong Kong Dollar ... JPHQ Sell 62,323,600 7,982,286 8/12/26 9,946 —
Hong Kong Dollar ... MSCO Sell 65,879,400 8,437,708 8/12/26 10,516 —
Hong Kong Dollar ... SSBT Buy 138,016,200 17,679,036 8/12/26 — (24,214)
Hong Kong Dollar ... TDOM Sell 24,095,900 3,086,409 8/12/26 4,098 —
Hong Kong Dollar ... UBSW Sell 49,297,100 6,314,042 8/12/26 8,032 —
Indian Rupee ...... GSCO Buy 735,201,500 7,706,919 8/12/26 — (36,324)
Japanese Yen ...... BOFA Sell 1,098,040,100 7,030,024 8/12/26 96,132 (1,387)
Japanese Yen ...... CITI Buy 386,488,400 2,486,210 8/12/26 — (45,129)
Japanese Yen ...... CITI Sell 1,327,678,500 8,387,607 8/12/26 1,919 —
Japanese Yen ...... GSCO Sell 662,375,700 4,260,966 8/12/26 77,366 —
Japanese Yen ...... HSBK Buy 1,907,855,500 12,272,837 8/12/26 — (222,721)
Japanese Yen ...... JPHQ Buy 451,323,600 2,903,243 8/12/26 — (52,659)
Japanese Yen ...... MSCO Buy 4,977,602,300 31,904,995 8/12/26 7,052 (473,247)

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Global Technology Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 18 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... MSCO Sell 732,989,600 4,634,305 8/12/26 $ 4,703 $ —
Japanese Yen ...... SSBT Buy 1,282,407,200 8,249,092 8/12/26 — (149,341)
Japanese Yen ...... TDOM Buy 2,615,089,600 16,821,083 8/12/26 — (304,038)
Japanese Yen ...... UBSW Sell 1,879,383,300 12,088,927 8/12/26 218,643 —
New Taiwan Dollar .. BZWS Sell 409,510,200 13,034,254 8/12/26 65,903 —
New Taiwan Dollar .. GSCO Sell 582,921,300 18,537,377 8/12/26 77,450 —
New Taiwan Dollar .. HSBK Sell 841,613,500 26,783,359 8/12/26 131,180 —
New Taiwan Dollar .. SSBT Buy 180,458,400 5,706,555 8/12/26 8,193 —
New Taiwan Dollar .. SSBT Sell 246,422,500 7,840,360 8/12/26 36,663 —
Singapore Dollar .... BOFA Sell 2,484,300 1,972,459 8/12/26 15,949 —
Singapore Dollar .... GSCO Buy 4,991,400 3,962,970 8/12/26 — (31,993)
Singapore Dollar .... MSCO Sell 1,849,500 1,468,566 8/12/26 11,992 —
Singapore Dollar .... SSBT Buy 4,369,200 3,469,031 8/12/26 — (28,068)
Singapore Dollar .... TDOM Sell 13,742,600 10,910,722 8/12/26 87,739 —
Singapore Dollar .... UBSW Sell 4,155,100 3,298,714 8/12/26 26,366 —
Singapore Dollar .... WPAC Buy 12,897,100 10,239,654 8/12/26 — (82,544)
South Korean Won .. BZWS Sell 6,136,200,600 4,205,268 8/12/26 129,628 —
South Korean Won .. GSCO Buy 15,218,863,100 10,427,093 8/12/26 — (318,785)
South Korean Won .. HSBK Sell 9,341,214,300 6,400,284 8/12/26 195,887 —
South Korean Won .. JPHQ Buy 21,384,627,800 14,650,517 8/12/26 — (446,933)
South Korean Won .. JPHQ Sell 26,254,171,600 17,836,748 8/12/26 398,832 —
South Korean Won .. MSCO Sell 74,217,090,300 50,863,480 8/12/26 1,568,785 —
Total Forward Exchange Contracts ................................................... $4,516,875 $(3,819,707)
Net unrealized appreciation (depreciation) ............................................ $697,168
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Funds Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Putnam Funds Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of fourteen separate funds, three of which are included in this report (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Funds Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May
31, 2026, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Emerging Markets Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.801% ...... $14,539,068 $227,520,780 $(195,530,315) $— $— $46,529,533 46,529,533 $622,005
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.881% ............. $5,349,500 $161,503,322 $(166,852,822) $— $— $— — $117,238
Total Affiliated Securities ... $19,888,568 $389,024,102 $(362,383,137) $— $— $46,529,533 $739,243
Putnam Focused Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.801% ...... $477,117 $120,801,300 $(113,911,310) $— $— $7,367,107 7,367,107 $199,424
2. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2026, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Putnam Focused Equity Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.881% ............. $3,305,750 $59,082,214 $(62,387,964) $— $— $— — $65,266
Total Affiliated Securities ... $3,782,867 $179,883,514 $(176,299,274) $— $— $7,367,107 $264,690
Putnam Global Technology Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.801% ...... $— $240,718,223 $(233,093,005) $— $— $7,625,218 7,625,218 $176,644
Total Affiliated Securities ... $— $240,718,223 $(233,093,005) $— $— $7,625,218 $176,644
Level 1 Level 2 Level 3 Total
Putnam Emerging Markets Equity Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 6,746,617 $ — $ — $ 6,746,617
Automobiles .......................... — 17,796,825 — 17,796,825
Banks ............................... 18,793,123 72,877,855 — 91,670,978
Broadline Retail ....................... — 22,729,100 — 22,729,100
Capital Markets ........................ — 19,198,821 — 19,198,821
Communications Equipment .............. — 6,886,293 — 6,886,293
Construction & Engineering ............... — 6,712,037 — 6,712,037
3. Investments in Affiliated Management Investment Companies
(continued)

Putnam Funds Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam Emerging Markets Equity Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Consumer Staples Distribution & Retail ...... $ 2,574,226 $ — $ — $ 2,574,226
Electrical Equipment .................... 11,986,158 18,628,262 — 30,614,420
Electronic Equipment, Instruments &
Components ........................ — 35,366,614 — 35,366,614
Financial Services ...................... — 16,720,995 — 16,720,995
Health Care Providers & Services .......... — 7,200,802 — 7,200,802
Independent Power and Renewable Electricity
Producers .......................... — 10,124,410 — 10,124,410
Industrial Conglomerates ................ — 7,909,919 — 7,909,919
Insurance ............................ — 25,386,267 — 25,386,267
Interactive Media & Services .............. — 31,458,005 — 31,458,005
Life Sciences Tools & Services ............ — 8,387,394 — 8,387,394
Machinery ............................ — 6,547,274 — 6,547,274
Metals & Mining ....................... — 23,084,471 — 23,084,471
Oil, Gas & Consumable Fuels ............. — 12,122,049 — 12,122,049
Personal Care Products ................. 6,121,721 — — 6,121,721
Semiconductors & Semiconductor Equipment . — 213,102,704 — 213,102,704
Technology Hardware, Storage & Peripherals . — 93,049,254 — 93,049,254
Transportation Infrastructure .............. — 10,710,127 — 10,710,127
Water Utilities ......................... 10,247,744 — — 10,247,744
Wireless Telecommunication Services ....... 11,625,478 20,977,600 — 32,603,078
Preferred Stocks ......................... 12,963,950 — — 12,963,950
Short Term Investments ................... 46,529,533 1,985,995 — 48,515,528
Total Investments in Securities ........... $127,588,550 $688,963,073
b
$— $816,551,623
Other Financial Instruments:
Futures Contracts ....................... $929,924 $— $— $929,924
Total Other Financial Instruments ......... $929,924 $— $— $929,924
Putnam Focused Equity Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... 770,445,330 — — 770,445,330
Short Term Investments ................... 7,367,107 696,841 — 8,063,948
Total Investments in Securities ........... $777,812,437 $696,841 $— $778,509,278
Other Financial Instruments:
Forward Exchange Contracts ............... $— $463,979 $— $463,979
Total Other Financial Instruments ......... $— $463,979 $— $463,979
– – – –
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 435,768 $ — $ 435,768
Total Other Financial Instruments ......... $— $435,768 $— $435,768
Putnam Global Technology Fund
Assets:
Investments in Securities:
a
Common Stocks :
Broadline Retail ....................... 45,785,522 — — 45,785,522
Communications Equipment .............. 65,689,592 — — 65,689,592
Construction & Engineering ............... — 15,530,108 — 15,530,108
Electronic Equipment, Instruments &
Components ........................ 22,874,545 38,435,473 — 61,310,018
Entertainment ......................... 11,021,484 — — 11,021,484
4. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam Global Technology Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
IT Services ........................... $ 129,092,486 $ — $ — $ 129,092,486
Machinery ............................ — 15,145,643 — 15,145,643
Semiconductors & Semiconductor Equipment . 590,524,931 398,990,927 — 989,515,858
Software ............................. 284,234,020 — — 284,234,020
Technology Hardware, Storage & Peripherals . 186,492,049 30,596,258 — 217,088,307
Preferred Stocks ......................... — 113,186,947 — 113,186,947
U.S. Government and Agency Securities ....... — 138,723 — 138,723
Short Term Investments ................... 7,625,218 2,986,463 — 10,611,681
Total Investments in Securities ........... $1,343,339,847 $615,010,542
c
$— $1,958,350,389
Other Financial Instruments:
Forward Exchange Contracts ............... $— $4,516,875 $— $4,516,875
Total Other Financial Instruments ......... $— $4,516,875 $— $4,516,875
– – – –
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 3,819,707 $ — $ 3,819,707
Total Other Financial Instruments ......... $— $3,819,707 $— $3,819,707
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $686,977,078, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $611,885,356, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.